Schedule of contract assets and contract liabilities (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Contract Assets And Contract Liabilities
Contract assets - beginning of the year	$ 338,576	$ 462,563	$ 25,711
Increase resulting from satisfaction of performance obligations	1,108,491	1,514,420	1,879,609
Less: progress billings	(1,347,340)	(1,840,737)	(1,442,757)
Contract assets - end of the year	99,727	136,246	462,563
Contract liabilities - beginning of the year	440,986	602,475	1,993,104
Advances from customers	1,369,531	1,871,053	1,308,152
Revenue recognized during the year	(975,721)	(1,333,029)	(2,698,781)
Contract liabilities - end of the year	$ 834,796	$ 1,140,499	$ 602,475